Advances from Customers (Details) - Schedule of advance from customer - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Advances from Customers (Details) - Schedule of advance from customer [Line Items]
Advance from customers total	$ 2,967,388	$ 2,993,656
Senior care services [Member]
Advances from Customers (Details) - Schedule of advance from customer [Line Items]
Advance from customers total	2,098,143	2,817,048
Housekeeping services [Member]
Advances from Customers (Details) - Schedule of advance from customer [Line Items]
Advance from customers total	$ 869,245	$ 176,608